Consolidated Income Statement - USD ($) $ in Millions		12 Months Ended
	Jun. 12, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income		$ 35,994	$ 31,743	$ 11,782
Interest expense from financial instruments measured at amortized cost		(35,947)	(28,216)	(6,564)
Net interest income from financial instruments measured at fair value through profit or loss and other		7,061	3,770	1,403
Net interest income		7,108	7,297	6,621
Other net income from financial instruments measured at fair value through profit or loss		14,690	11,583	7,517
Fee and commission income		28,730	23,766	20,789
Fee and commission expense		(2,592)	(2,195)	(1,823)
Net fee and commission income		26,138	21,570	18,966
Other income		675	384	1,459
Total revenues		48,611	40,834	34,563
Credit loss expense / (release)		551	1,037	29
Personnel expenses		27,318	24,899	17,680
General and administrative expenses		10,124	10,156	5,189
Depreciation, amortization and impairment of non-financial assets		3,798	3,750	2,061
Operating expenses		41,239	38,806	24,930
Operating profit / (loss) before tax		6,821	28,255	9,604
Tax expense / (benefit)		1,675	873	1,942
Net profit / (loss)		5,146	27,382	7,661
Net profit / (loss) attributable to non-controlling interests		60	16	32
Net profit / (loss) attributable to shareholders		$ 5,085	$ 27,366	$ 7,630
Earnings per share
Basic		$ 1.59	$ 8.68	$ 2.34
Diluted		$ 1.52	$ 8.30	$ 2.25
Credit Suisse
Income Statement [Line Items]
Net interest income			$ 7,297
Other net income from financial instruments measured at fair value through profit or loss			11,583
Fee and commission income			23,766
Fee and commission expense			(2,195)
Net fee and commission income			21,570
Other income			384
Total revenues			40,834
Negative goodwill	$ 27,264		27,264
Credit loss expense / (release)			1,037
Personnel expenses			24,899
General and administrative expenses			10,156
Depreciation, amortization and impairment of non-financial assets			3,750
Operating expenses			38,806
Operating profit / (loss) before tax			28,255
Tax expense / (benefit)			873
Net profit / (loss)			27,382
Net profit / (loss) attributable to non-controlling interests			16
Net profit / (loss) attributable to shareholders			$ 27,366